Assets Constructed on Behalf of the Company (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 27, 2011 item	Dec. 02, 2012
Assets Constructed on Behalf of the Company
Number of leases whose lease term was extended	1
Additional property, plant and equipment recognized with an offsetting financing obligation	$ 2.2
Production facilities to be leased, recorded in building	24.2	23.0
Financial obligations related to assets constructed on behalf of the Company	$ 41.2	$ 40.0